Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Disclosure of Cash Flow Statement [Abstract]
Supplemental Cash Flow Information

13.	SUPPLEMENTAL CASH FLOW INFORMATION
Changes in working capital and income taxes received or paid:

	December 31,	December 31,
	2020	2019
Amounts receivable	$3.3	($0.4)
Inventory	(13.3)	(11.4)
Advances and prepaid expenses	(3.8)	(2.8)
Accounts payable and accrued liabilities	3.9	(14.0)
Income taxes paid	(4.6)	(4.1)
	($14.5)	($32.7)
Other items:

	December 31,	December 31,
	2020	2019
Unrealized (gain) loss on non-hedging derivatives	($0.7)	$0.6
Payment for reclamation activities	(3.5)	(2.0)
Interest received	1.5	3.4
Credit facility standby fees	(1.7)	(1.8)
Distribution of share-based compensation	(3.5)	(3.8)
Reduction of obligation to renounce flow-through exploration expenditures	(1.0)	(0.6)
Loss on disposal of assets	1.0	0.7
Non-cash proceeds on sale of non-core royalties	—	(8.0)
Other	2.8	(0.7)
	($5.1)	($12.2)